Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 15, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 120 to the Registration Statement on Form N-1A of Deutsche European Equity Fund (the “Fund”), a series of Deutsche Global/International Fund, Inc. (formerly known as DWS Global/International Fund, Inc.) (the “Corporation”); (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 120 under the Securities Act of 1933 (the “Securities Act”) to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). The Amendment is expected to become effective on November 3, 2014. No fees are required in connection with this filing.

This filing is being made to introduce a new series into the Corporation: Deutsche European Equity Fund. The Fund will issue shares in four different classes: Class A, Class C, Institutional Class, and Class S. The enclosed filing contains the Fund’s statutory Prospectus and Statement of Additional Information.

Other than the sections directly relating to the new series, all of the disclosure in the Prospectus and Statement of Additional Information represents standard Deutsche disclosure that has been reviewed by the staff of the Commission.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes